Cost of revenues - Schedule of Cost of Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost of revenues.
Raw materials, materials and consumables	$ 20,315	$ 18,696	$ 15,915
Payroll and related expenses	9,045	9,586	7,180
Other	1,765	2,477	1,848
Total	$ 31,125	$ 30,759	$ 24,943